Marketable Securities	12 Months Ended
Dec. 31, 2021
Marketable Securities Disclosure [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

The Company’s investment in marketable securities consist primarily of trading bonds with a quoted market price that are classified as trading securities pursuant to ASC No. 320 “Investments — Debt Securities.” Marketable securities are stated at fair value as determined by the closing price of each security at balance sheet date. Unrealized gains and losses on these securities are included in financial expenses, net in the consolidated statements of operations.

The Company invests in marketable debt securities, which were classified at fair value through profit or loss. The following is a summary of marketable securities:

a.	Composition:

	December 31,
	2021	2020
Fair value through profit or loss (1)	$1,142	$1,238
Available-for-sale- Corporate bonds	-	-
	$1,142	$1,238

(1)	The Company recognized trading losses in the amount of $ 96 during the year ended December 31, 2021.